Document and Entity Information	12 Months Ended
Aug. 31, 2021 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	VISION MARINE TECHNOLOGIES INC.
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Entity Central Index Key	0001813783
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity File Number	000-39730
Entity Incorporation, State or Country Code	A8
Entity Address, Address Line One	730 Boulevard du Curé-Boivin
Entity Address, City or Town	Boisbriand
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	J7G 2A7
Entity Address, Country	CA
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Title of 12(b) Security	Common Shares
Trading Symbol	VMAR
Security Exchange Name	NASDAQ
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	8,324,861
Business Contact
Contact Personnel Name	Kulwant Sandher
City Area Code	450
Local Phone Number	951-7009
Contact Personnel Email Address	ks@v-mti.com